Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Deferred Revenue [Abstract]
Disclosure of detailed information about changes in deferred revenue [Table Text Block]
Balance, January 1, 2023	$469.5
Amortization of deferred revenue
Liability drawdown	(72.4)
Variable consideration adjustments - prior periods	(4.9)
Accretion on streaming arrangements
Current year additions	26.4
Variable consideration adjustments - prior periods	(0.1)
Balance, December 31, 2023	$418.5
Amortization of deferred revenue (note 7a)
Liability drawdown	(74.3)
Variable consideration adjustments - prior periods	3.8
Accretion on streaming arrangements (note 7f)
Current year-to-date additions	24.0
Variable consideration adjustments - prior periods	0.2
Balance, December 31, 2024	$372.2

Disclosure of detailed information about deferred revenue [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Current	$63.1	$87.7
Non-current	309.1	330.8
	$372.2	$418.5